Summary of Variable Annuity Contracts with Guarantees (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Guaranteed death benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 301.3	$ 372.7
Net amount at risk	[1]	$ 15.3	$ 10.1
Average attained age of contractholders		66 years	65 years
Liability for guarantees related to income benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 22.9	$ 26.2
Net amount at risk	[2]	$ 2.5	$ 1.9
Weighted average waiting period until annuitization or guarantee date		0 years	0 years
Withdrawal benefit
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		$ 19.6	$ 24.9
Net amount at risk	[3]	0.3	0.2
Guaranteed accumulation benefits
Net Amount at Risk by Product and Guarantee [Line Items]
Separate account value		83.4	112.8
Net amount at risk	[4]	$ 2.4	$ 1.7
Weighted average waiting period until annuitization or guarantee date		3 years	3 years

[1]	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
[2]	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
[3]	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
[4]	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.